Cover	Nov. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Nov. 29, 2023
FileNumber	333-255392
RegistrantName	ANKAM, INC.
Entity Central Index Key	0001781629
TaxIdentificationNumber	61-1900749
IncorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive,
AddressCity	Las Vegas
AddressStat	NV
AddressPostalZipCode	89108
CityAreaCode	995
LocalPhoneNumber	599420389
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
ExTransitionPeriod	false